FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details) - Call spread options [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Balance	¥ 0
Purchase of call spread option	0	4,761,603
Change in fair value of call spread		0
Exercise of call spread options	0
Balance		¥ 0